(reg.tm)

                                   (reg.tm)

DREYFUS LIFETIME PORTFOLIOS, INC.

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

SUB-INVESTMENT ADVISER

Mellon Equity

500 Grant Street

Pittsburgh, PA 15258

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940






Printed in U.S.A.                                              DRPSA993

LifeTime

Portfolios, Inc.

Semi-Annual

Report


March 31, 1999

YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to provide you with this semiannual report for Dreyfus Lifetime Portfolios, Inc., covering the six-month fiscal period ended March 31, 1999.

  The following table summarizes performance for the six months, together with the total return for a customized blended index reflecting the composition of each portfolio, plus other relevant indicators:

                                                                            Standard & Poor's 500  Lehman Brothers Intermediate
                                                         Customized            Composite Stock        Government/Corporate
Portfolio                         Portfolio             Blended Index            Price Index               Bond Index
(Class)                         Total Return*          Total Return**           Total Return*             Total Return*
-----------------------------------------------------------------------------------------------------------------------------------
Growth
-----

Investor Shares                    20.76%                  19.29%                  27.32%                      .11%

Restricted Shares                  20.91%

Growth and Income
------------

Investor Shares                    13.06%                  12.16%

Restricted Shares                  13.16%

Income
-----

Investor Shares                     5.13%                   6.44%

Restricted Shares                   5.27%

Economic Review


  The economy in the period ended March 31, 1999 had several persistent themes. These included weakness in the world economy, strength in the U.S. economy, pervasive disinflation and multiple rounds of central bank easing, which lowered interest rates in many parts of the world.

  Weakness in the world economy started in Asia with economic and financial stresses throughout most of the continent. While China was able to generate economic expansion by government spending, economic declines occurred in most of the rest of Asia. The most severe phase of these crises occurred when Asian currencies dropped and short-term interest rates rose there as well. Then Latin America began to weaken, particularly Brazil. Tentative signs of a bottoming in Asia had emerged by the end of your fund's fiscal period; however, Brazil had not yet turned the corner.

  Europe was full of optimism about the benefits of currency unification into the Euro as of year-end 1998. The reality was that economic growth in Europe began the last year at a modest pace and showed signs of stagnation in early 1999. Even so, the new European central bank postponed the reduction in interest rates at the beginning of 1999, probably because of a desire to build anti-inflationary credibility. The bank finally eased in April of this year.

  The U.S. economy proved to be a superperformer during the period, growing at an above-trend rate despite the economic weakness overseas. A major reason for this was that the negative effects of foreign economic weakness on the traditional industrial sector were offset by positive effects elsewhere in the economy. Low inflation and low interest rates stimulated the housing and consumer sectors, while the technology sector continued to expand.

  The Federal Reserve eased monetary policy three times beginning on September 30, 1998, lowering the federal funds rate from 5.50% to 4.75%. This was not because of any shortfall in U.S. economic growth. Rather, it was a response to a financial crisis linked to the Russian default and the financial problems of a major hedge fund. Despite widespread fears, the U.S. economy never did slow. Long-term interest rates declined into early October, when fears of financial crisis, deflation and possible economic recession were at their greatest. However, those rates then drifted higher as the financial stresses eased and the feared economic slowdown did not materialize.

Market Overview

  The six months ended March 31, 1999 encompassed markedly different market phases. A broad stock market decline was well established by the beginning of October 1998. The market reached a low on October 8, 1998 and then began a
sustained    recovery.

Three key trends influenced stock market behavior during the fiscal half-year. First, there were the moves by the Federal Reserve to ease interest rates. Second, weakness in emerging-country economies and stresses in the financial system contributed to both persistently weak commodity prices and a drop in long-term Treasury bond yields to multidecade lows near the beginning of the fiscal half-year period. Third, expectations for economic growth plunged in September and October 1998 in response to a serious financial crisis. Yet by the end of March 1999, all three of these negative factors had abated, changes that were not lost on the equity markets.

  The erosion of expectations about corporate profit growth has contributed to an outperformance by a small group of supercap growth stocks. The U.S. economy has been led by strong growth in several new industries, including communications and portions of the technology sector, notably the Internet. Investors displayed more confidence in the prospect for strong, persistent earnings growth for a small group of growth stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind growth stocks.

  The six months ended March 31, 1999 were characterized by very different performance by the various market sectors. Supercap growth stocks did best, followed by large-cap stocks in general, with midcap and small-cap stocks lagging behind. Significantly, the Dow Jones Industrials broke through 10,000 while indexes for smaller stocks lagged well behind. The strongest stocks in many stock price indexes were either Internet stocks or indirect beneficiaries of the Internet boom. Thus, for most stock market indexes, the average non-Internet stock underperformed the overall index.

Portfolio Focus

As you know, the Dreyfus Lifetime Portfolios provide the opportunity to invest in three distinct portfolios that are specifically designed for investors with differing time horizons and tolerances for risk.

  The Growth Portfolio is designed for the investor with the highest risk tolerance and/or the longest time horizon. This portfolio has the highest baseline allocation to the equity markets, with the ability to shift considerably from that structure in line with Mellon Equity's disciplined asset allocation process. In September of 1998, the Growth Portfolio moved to a neutral allocation to equity after benefiting from an underweight during the stock market correction in July and August. In mid-October, after two Fed rate cuts, the Growth Portfolio overweighted equities through early December. After the rise in equity prices over this period, the Growth Portfolio again moved back to a neutral equity allocation. As stocks continued to rally, the portfolio moved to a minimum equity allocation in January and February. As of the end of March, the portfolio remained underweight to domestic equity and overweight to fixed income: 31% of the portfolio was in fixed income securities versus the benchmark allocation of 17%. The domestic equity allocation consisted of 46% in large capitalization stocks (versus neutral allocation of 54%) and 11% in small capitalization stocks (versus neutral allocation of 13.6%). The international equity allocation ended the period at 10% versus its baseline allocation of 12%.

  The Growth and Income Portfolio is designed for an investor with a moderate tolerance for risk and/or intermediate time horizon. Like the Growth Portfolio, the Growth and Income Portfolio moved to a neutral allocation to equities in September. It also overweighted equities in mid-October, returning to a neutral allocation in December after benefiting from the rally in stocks. The equity allocation was reduced in January and February, ending the quarter underweight to equities and overweight to fixed income. At the end of March, bonds were 64.4% of the portfolio compared to a neutral allocation of 45%. Domestic equity allocation consisted of 24% in large capitalization stocks (versus 36% neutral allocation) and small capitalization stocks were 6% (versus 9% neutral allocation) of the portfolio. The international equity allocation was in line with its benchmark allocation of 5%.

                                  Asset Class Exposure as of March 31, 1999

                             Growth Portfolio         Growth & Income Portfolio

Cash                               1.3%                         1.4%
Domestic Large Cap Equity          46.3%                       23.6%
Domestic Small Cap Equity          10.9%                        5.5%
Fixed Income                       31.3%                       64.3%
International Equity               10.2%                        5.2%



The Income Portfolio is designed for the more conservative investor. Its asset allocation is bond-dominated, and does not vary from its long-term targets. The bond and stock components are both passively managed.

  The large capitalization equity component of both the Growth and Growth and Income Portfolios are actively managed using Mellon Equity's quantitative equity discipline. Sector allocations mirror those of the S&P 500, with portfolio performance relative to the benchmark dependent on stock selection. During the past six months, the large capitalization equity component for both the Growth Portfolio and Growth and Income Portfolio outperformed the S&P 500 due to the portfolio' s strong performance in the fourth quarter of 1998. Stocks that contributed positively to performance included America Online, Chase Manhattan, Sun Microsystems, EMC, and Amgen, while Warner-Lambert, Fleet Financial Group, and FPL Group detracted from performance.

  We appreciate your investment in Dreyfus Lifetime Portfolios, Inc. and will continue to exert our efforts on your behalf.

               Sincerely,


               [Steven A. Falci signature logo]


               Steven A. Falci

               Portfolio Manager

April 27, 1999

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.

**For the Growth Portfolio, the Customized Blended Index has been prepared by the fund for purposes of more accurate comparison to the Growth Portfolio's overall portfolio composition. We have combined the performance of unmanaged indices reflecting the baseline percentage set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks -- 54.4%. Domestic Small Company Stocks -- 13.6%. Foreign Stocks -- 12.0% . Domestic Bonds -- 17.0%; and Foreign Bonds -- 3.0%. The Customized Blended Index combines returns from the Standard & Poor's 500 Composite Stock Price Index (" S& P 500 Index" ), the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australasia, Far East (Free) Index -- Hedged, $U.S. ("EAFE Index"), the Lehman Brothers Intermediate Government/Corporate Bond Index (" Lehman Index" ) and the J.P. Morgan Non-U.S. Government Bond Index--Hedged ("J.P. Morgan Global Index") and is weighted to the aforementioned baseline percentages. The S&P 500 Index is a widely accepted, unmanaged index of overall stock market performance. The Russell 2000 Index is an unmanaged index and is composed of the smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The EAFE Index, which is the property of Morgan Stanley & Co. Incorporated, is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. The Lehman Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. Government, Treasury and agency securities, fixed-income securities and nonconvertible investment grade corporate debt, with an average maturity of 1-10 years. The J.P. Morgan Global Index is an index that measures returns on bonds from 12 world markets, hedged into U.S. dollars. This index does not include a U.S. Bonds component. None of the foregoing indices reflect account charges, fees or other expenses.

  For  the  Growth  and  Income  Portfolio,  we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks -- 36%. Domestic Small Company Stocks -- 9%. Foreign Stocks -- 5%. Domestic Bonds -- 45%; and Foreign Bonds -- 5%. The Customized Blended Index combines returns from the S&P 500 Index, the Russell 2000 Index, the EAFE Index, the Lehman Index and the J.P. Morgan Global Index and is weighted to the aforementioned baseline percentages. The indices are described above.

  For the Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Bonds -- 67.5%; Stocks -- 22.5% ; and Treasury bills -- 10%. The Customized Blended Index combines returns from the Lehman Index, the S&P 500 Index (both described above) and the 90-day Treasury bill rate, as it changes from time to time, and is weighted to the aforementioned baseline percentages.

DREYFUS LIFETIME PORTFOLIOS, INC., INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                           MARCH 31, 1999 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes--66.5%                                                                             Amount            Value
-------------------------------------------------------
                                                                                              ______________    ______________
     Financial--12.5%               American Express Credit Account Master Trust,

                                        Asset Backed Ctfs., Ser. 1997-1, Cl. A,

                                        6.40%, 4/15/2005 . . . . . . . . . . . . . . . . .       $  1,000,000      $  1,023,945

                                    BankAmerica, Senior Notes,

                                        5.875%, 2/15/2009  . . . . . . . . . . . . . . . .            500,000           484,217

                                    Bank One, Medium-Term Notes, Ser. A,

                                        6%, 2/17/2009  . . . . . . . . . . . . . . . . . .          1,000,000           974,308

                                    Citibank Credit Card Master Trust,

                                        Asset Backed Ctfs., Ser. 1998-1, Cl. A,

                                        5.75%, 1/15/2003 . . . . . . . . . . . . . . . . .          1,000,000           998,695

                                    General Motors Acceptance Corp.,

                                        Medium-Term Notes,

                                        5.63%, 1/15/2003 . . . . . . . . . . . . . . . . .            800,000           792,650

                                    Household Finance, Sr. Notes,

                                        5.875%, 2/1/2009 . . . . . . . . . . . . . . . . .            500,000           480,475

                                    Lehman Brothers Holdings, Notes,

                                        6.625%, 4/1/2004 . . . . . . . . . . . . . . . . .          1,000,000         1,000,567

                                    MCI Worldcom, Bonds,

                                        6.40%, 8/15/2005 . . . . . . . . . . . . . . . . .            500,000           507,855

                                    Merrill Lynch, Notes,

                                        6%, 2/17/2009  . . . . . . . . . . . . . . . . . .            500,000           484,826

                                    US Bank, Notes,

                                        5.70%, 12/15/2008  . . . . . . . . . . . . . . . .            800,000           768,502

                                                                                                                 ______________

                                                                                                                      7,516,040

                                                                                                                 ______________


    Industrial--6.8%                duPont (E.I.) de Nemours & Co., Deb.,

                                        6.50%, 9/1/2002  . . . . . . . . . . . . . . . . .          1,000,000         1,029,327

                                    Mobil, Deb.,

                                        8.375%, 2/12/2001  . . . . . . . . . . . . . . . .          1,000,000         1,048,233

                                    Monsanto, Notes,

                                        5.375%, 12/1/2001  . . . . . . . . . . . . . . . .            500,000  (a)      495,931

                                    Nordstrom, Sr. Notes,

                                        5.625%, 1/15/2009  . . . . . . . . . . . . . . . .            600,000           576,477

                                    Norwest, Medium-Term Notes, Ser. H,

                                        6.75%, 10/1/2006 . . . . . . . . . . . . . . . . .            400,000           414,086

                                    Penney (JC), Notes,

                                        7.25%, 4/1/2002  . . . . . . . . . . . . . . . . .            500,000           510,737

                                                                                                                 ______________

                                                                                                                      4,074,791

                                                                                                                 ______________


      Utilities--5.0%               AT&T, Notes,

                                        5.625%, 3/15/2004  . . . . . . . . . . . . . . . .          1,000,000           996,354

                                    National Rural Utilities, Notes,

                                        5.50%, 1/15/2005 . . . . . . . . . . . . . . . . .          1,000,000           981,081

                                    Southern New England, Bonds,

                                        6.50%, 2/15/2002 . . . . . . . . . . . . . . . . .          1,000,000         1,019,982

                                                                                                                 ______________

                                                                                                                      2,997,417

                                                                                                                 ______________




DREYFUS LIFETIME PORTFOLIOS, INC., INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)               MARCH 31, 1999 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                         Amount            Value
-------------------------------------------------------
                                                                                               ______________    ______________

U.S. Government &

      Agencies--42.2%               Federal Farm Credit Bank, Notes,

                                        5.84%, 6/8/2005  . . . . . . . . . . . . . . . . .       $  1,000,000      $  1,002,614

                                    Federal Home Loan Mortgage Corp., Notes,

                                        5%, 2/15/2001  . . . . . . . . . . . . . . . . . .          1,000,000           995,671

                                    Federal National Mortgage Association,

                                        Medium-Term Notes, Ser. B,

                                        5.10%, 9/25/2000 . . . . . . . . . . . . . . . . .          1,000,000           999,420

                                    Federal National Mortgage Association, Notes,

                                        5.25%, 1/15/2003 . . . . . . . . . . . . . . . . .          1,400,000         1,390,344

                                    U.S. Treasury Notes:

                                        5.875%, 2/15/2000  . . . . . . . . . . . . . . . .            850,000           857,174

                                        6.875%, 3/31/2000  . . . . . . . . . . . . . . . .          2,000,000         2,038,360

                                        5.875%, 6/30/2000  . . . . . . . . . . . . . . . .          1,500,000         1,516,635

                                        5.625%, 11/30/2000 . . . . . . . . . . . . . . . .            300,000           302,982

                                        7.75%, 2/15/2001 . . . . . . . . . . . . . . . . .          1,400,000         1,468,502

                                        6.375%, 3/31/2001  . . . . . . . . . . . . . . . .          1,300,000         1,333,813

                                        8%, 5/15/2001  . . . . . . . . . . . . . . . . . .          1,000,000         1,059,590

                                        7.875%, 8/15/2001  . . . . . . . . . . . . . . . .            650,000           690,866

                                        7.50%, 11/15/2001  . . . . . . . . . . . . . . . .            835,000           883,939

                                        6.625%, 4/30/2002  . . . . . . . . . . . . . . . .            800,000           834,320

                                        6.375%, 8/15/2002  . . . . . . . . . . . . . . . .          2,050,000         2,126,752

                                        5.75%, 10/31/2002  . . . . . . . . . . . . . . . .          1,000,000         1,019,340

                                        5.625%, 12/31/2002 . . . . . . . . . . . . . . . .            400,000           406,092

                                        5.50%, 5/31/2003 . . . . . . . . . . . . . . . . .            900,000           910,260

                                        5.375%, 6/30/2003  . . . . . . . . . . . . . . . .            600,000           604,128

                                        5.75%, 8/15/2003 . . . . . . . . . . . . . . . . .          1,000,000         1,021,210

                                        7.25%, 8/15/2004 . . . . . . . . . . . . . . . . .            620,000           677,369

                                        7.875%, 11/15/2004 . . . . . . . . . . . . . . . .            260,000           292,292

                                        6.875%, 5/15/2006  . . . . . . . . . . . . . . . .            350,000           380,156

                                        7%, 7/15/2006  . . . . . . . . . . . . . . . . . .            585,000           640,358

                                        5.625%, 5/15/2008  . . . . . . . . . . . . . . . .          1,900,000         1,934,447

                                                                                                                 ______________

                                                                                                                     25,386,634

                                                                                                                 ______________

                                    TOTAL BONDS AND NOTES

                                        (cost $40,268,355) . . . . . . . . . . . . . . . .                          $39,974,882

                                                                                                                 ______________





Short-Term Investments--32.6%
-------------------------------------------------------

              U.S. Treasury Bills:  4.27%, 4/15/1999 . . . . . . . . . . . . . . . . . . .       $  1,503,000  (b)   $  1,500,159

                                    4.44%, 4/22/1999 . . . . . . . . . . . . . . . . . . .          9,273,000         9,246,980

                                    4.34%, 4/29/1999 . . . . . . . . . . . . . . . . . . .          1,226,000         1,221,632

                                    4.39%, 5/6/1999  . . . . . . . . . . . . . . . . . . .            252,000           250,902

                                    4.40%, 5/13/1999 . . . . . . . . . . . . . . . . . . .            429,000           426,761

                                    4.42%, 5/20/1999 . . . . . . . . . . . . . . . . . . .            211,000           209,722

                                    4.47%, 5/27/1999 . . . . . . . . . . . . . . . . . . .            232,000           230,383



DREYFUS LIFETIME PORTFOLIOS, INC., INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)               MARCH 31, 1999 (UNAUDITED)

                                                                                                  Principal
Short-Term Investments (continued)                                                                  Amount            Value
-------------------------------------------------------
                                                                                               ______________    ______________

   U.S. Treasury Bills (continued)  4.41%, 6/10/1999 . . . . . . . . . . . . . . . . . . .       $  3,877,000      $  3,843,968

                                    4.38%, 6/17/1999 . . . . . . . . . . . . . . . . . . .            561,000           555,732

                                    4.38%, 6/24/1999 . . . . . . . . . . . . . . . . . . .          2,092,000         2,070,766

                                                                                                                 ______________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $19,559,316) . . . . . . . . . . . . . . . .                          $19,557,005

                                                                                                                 ______________


TOTAL INVESTMENTS (cost $59,827,671) . . . . . . . . . . . . . . . . . . . . . . . . . . .              99.1%       $59,531,887

                                                                                                      _______    ______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .9%     $     567,359

                                                                                                      _______    ______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%       $60,099,246

                                                                                                      _______    ______________




Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, this security amounted to $495,931, or .8% of net assets.

(b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.

STATEMENT OF FINANCIAL FUTURES                     MARCH 31, 1999 (UNAUDITED)

                                                                            Market Value                          Unrealized
                                                                               Covered                           Depreciation
Financial Futures Purchased:                                Contracts       by Contracts        Expiration        at 3/31/99
_________________________                                   ________         ___________         _________       ____________
Standard & Poor's 500. . . . . . . . . . . . . . . . . .         40           $12,933,000        June '99         $   (2,320)

                                                                                                                  ___________




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                           MARCH 31, 1999 (UNAUDITED)

Common Stocks--23.1%                                                                               Shares             Value
-------------------------------------------------------
                                                                                               ______________    ______________
             Basic Industries--.6%  Centex . . . . . . . . . . . . . . . . . . . . . . . .              4,200    $      140,175

                                    Dow Chemical . . . . . . . . . . . . . . . . . . . . .              3,400           316,837

                                    Georgia-Pacific Group  . . . . . . . . . . . . . . . .              4,200           311,850

                                    PPG Industries . . . . . . . . . . . . . . . . . . . .              7,500           384,375

                                    USG  . . . . . . . . . . . . . . . . . . . . . . . . .              2,200           113,025

                                    Union Carbide  . . . . . . . . . . . . . . . . . . . .                800            36,150

                                                                                                                  _____________

                                                                                                                      1,302,412

                                                                                                                  _____________


            Capital Spending--5.8%  America Online . . . . . . . . . . . . . . . . . . . .              5,800  (a)      846,800

                                    Applied Materials  . . . . . . . . . . . . . . . . . .              2,400  (a)      148,050

                                    BMC Software . . . . . . . . . . . . . . . . . . . . .              6,500  (a)      240,906

                                    Boeing . . . . . . . . . . . . . . . . . . . . . . . .              6,900           235,462

                                    Cisco Systems  . . . . . . . . . . . . . . . . . . . .              7,200  (a)      788,850

                                    Compuware  . . . . . . . . . . . . . . . . . . . . . .              7,000  (a)      167,125

                                    Dell Computer  . . . . . . . . . . . . . . . . . . . .             18,600  (a)      760,275

                                    EMC  . . . . . . . . . . . . . . . . . . . . . . . . .              6,100  (a)      779,275

                                    General Dynamics . . . . . . . . . . . . . . . . . . .              5,300           340,525

                                    Hewlett-Packard  . . . . . . . . . . . . . . . . . . .              6,400           434,000

                                    Ingersoll-Rand . . . . . . . . . . . . . . . . . . . .              7,600           377,150

                                    Intel  . . . . . . . . . . . . . . . . . . . . . . . .             11,800         1,405,675

                                    International Business Machines  . . . . . . . . . . .              3,100           549,475

                                    Lexmark International Group, Cl. A . . . . . . . . . .              4,600  (a)      514,050

                                    Lucent Technologies  . . . . . . . . . . . . . . . . .              7,700           829,675

                                    Microsoft  . . . . . . . . . . . . . . . . . . . . . .             26,200  (a)    2,348,175

                                    Oracle . . . . . . . . . . . . . . . . . . . . . . . .             18,750  (a)      494,531

                                    Sun Microsystems . . . . . . . . . . . . . . . . . . .              1,100  (a)      137,431

                                    Sundstrand . . . . . . . . . . . . . . . . . . . . . .                900            62,550

                                    Tellabs  . . . . . . . . . . . . . . . . . . . . . . .              6,500  (a)      635,375

                                    Tyco International . . . . . . . . . . . . . . . . . .              5,000           358,750

                                                                                                                  _____________

                                                                                                                     12,454,105

                                                                                                                  _____________


           Consumer Cyclical--3.2%  Federal-Mogul  . . . . . . . . . . . . . . . . . . . .              2,900           124,700

                                    Federated Department Stores  . . . . . . . . . . . . .              4,500  (a)      180,562

                                    Ford Motor . . . . . . . . . . . . . . . . . . . . . .             13,800           783,150

                                    Fox Entertainment Group, Cl. A . . . . . . . . . . . .              6,600           179,025

                                    Gannett  . . . . . . . . . . . . . . . . . . . . . . .              4,000           252,000

                                    Gap  . . . . . . . . . . . . . . . . . . . . . . . . .              8,400           565,425

                                    General Motors . . . . . . . . . . . . . . . . . . . .              2,800           243,250

                                    Infinity Broadcasting, Cl. A . . . . . . . . . . . . .              6,000           154,500

                                    K mart . . . . . . . . . . . . . . . . . . . . . . . .              9,800  (a)      164,762

                                    Koninklijke Philips Electronics N.V. (New York Shares) . .          2,600           214,337

                                    Mattel . . . . . . . . . . . . . . . . . . . . . . . .              8,200           203,975

                                    Safeway  . . . . . . . . . . . . . . . . . . . . . . .              9,400  (a)      482,337

                                    Staples  . . . . . . . . . . . . . . . . . . . . . . .              7,500  (a)      246,563

                                    TJX Cos  . . . . . . . . . . . . . . . . . . . . . . .             16,100           547,400

                                    Time Warner  . . . . . . . . . . . . . . . . . . . . .              3,800           270,038

                                    Tommy Hilfiger . . . . . . . . . . . . . . . . . . . .              2,900  (a)      199,737

                                    Tribune  . . . . . . . . . . . . . . . . . . . . . . .              2,600           170,138



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)               MARCH 31, 1999 (UNAUDITED)

Common Stocks (continued)                                                                           Shares             Value
-------------------------------------------------------
                                                                                               ______________    ______________

     Consumer Cyclical (continued)  Viacom, Cl. B  . . . . . . . . . . . . . . . . . . . .              7,000  (a)   $   587,56

                                    Wal-Mart Stores  . . . . . . . . . . . . . . . . . . .             15,000         1,382,813

                                                                                                                  _____________

                                                                                                                      6,952,275

                                                                                                                  _____________


            Consumer Staples--2.0%  Anheuser-Busch Cos . . . . . . . . . . . . . . . . . .              2,500           190,469

                                    Coca-Cola  . . . . . . . . . . . . . . . . . . . . . .              9,300           570,787

                                    Eastman Kodak  . . . . . . . . . . . . . . . . . . . .              5,100           325,763

                                    IBP  . . . . . . . . . . . . . . . . . . . . . . . . .             11,100           206,738

                                    Kimberly-Clark . . . . . . . . . . . . . . . . . . . .              6,800           325,975

                                    Philip Morris Cos  . . . . . . . . . . . . . . . . . .             17,500           615,781

                                    Procter & Gamble . . . . . . . . . . . . . . . . . . .              9,100           891,231

                                    Ralston-Purina Group . . . . . . . . . . . . . . . . .             10,200           272,212

                                    Sara Lee . . . . . . . . . . . . . . . . . . . . . . .             13,700           339,075

                                    Unilever, N.V  . . . . . . . . . . . . . . . . . . . .              7,300           484,994

                                                                                                                  _____________

                                                                                                                      4,223,025

                                                                                                                  _____________


                      Energy--1.4%  Ashland  . . . . . . . . . . . . . . . . . . . . . . .              2,900           118,719

                                    Coastal  . . . . . . . . . . . . . . . . . . . . . . .              8,100           267,300

                                    Diamond Offshore Drilling  . . . . . . . . . . . . . .              3,600           113,850

                                    El Paso Energy . . . . . . . . . . . . . . . . . . . .              5,100           166,706

                                    Exxon  . . . . . . . . . . . . . . . . . . . . . . . .             16,200         1,143,112

                                    Phillips Petroleum . . . . . . . . . . . . . . . . . .              7,200           340,200

                                    Sunoco . . . . . . . . . . . . . . . . . . . . . . . .              5,100           183,919

                                    Texaco . . . . . . . . . . . . . . . . . . . . . . . .              8,700           493,725

                                    Tosco  . . . . . . . . . . . . . . . . . . . . . . . .              2,600            64,513

                                    UtiliCorp United . . . . . . . . . . . . . . . . . . .              6,150           139,912

                                                                                                                  _____________

                                                                                                                      3,031,956

                                                                                                                  _____________


                 Health Care--2.8%  Abbott Laboratories  . . . . . . . . . . . . . . . . .             18,400           861,350

                                    Amgen  . . . . . . . . . . . . . . . . . . . . . . . .             12,000  (a)      898,500

                                    Biomet . . . . . . . . . . . . . . . . . . . . . . . .              5,200           218,075

                                    Bristol-Myers Squibb . . . . . . . . . . . . . . . . .             13,600           874,650

                                    Johnson & Johnson  . . . . . . . . . . . . . . . . . .             10,200           955,613

                                    Lilly (Eli)  . . . . . . . . . . . . . . . . . . . . .              5,000           424,375

                                    Schering-Plough  . . . . . . . . . . . . . . . . . . .             15,900           879,469

                                    Warner-Lambert . . . . . . . . . . . . . . . . . . . .              9,500           628,781

                                    Wellpoint Health Networks  . . . . . . . . . . . . . .              3,500  (a)      265,344

                                                                                                                  _____________

                                                                                                                      6,006,157

                                                                                                                  _____________


          Interest Sensitive--4.5%  Allstate . . . . . . . . . . . . . . . . . . . . . . .             14,400           533,700

                                    Ambac Financial Group  . . . . . . . . . . . . . . . .              4,600           248,400

                                    American Express . . . . . . . . . . . . . . . . . . .              4,500           528,750

                                    Bank of New York . . . . . . . . . . . . . . . . . . .              6,500           233,594

                                    Bank One . . . . . . . . . . . . . . . . . . . . . . .              9,600           528,600

                                    BankAmerica  . . . . . . . . . . . . . . . . . . . . .              6,600           466,125

                                    BankBoston . . . . . . . . . . . . . . . . . . . . . .              5,400           233,887

                                    Chase Manhattan  . . . . . . . . . . . . . . . . . . .             12,300         1,000,144



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)               MARCH 31, 1999 (UNAUDITED)

Common Stocks (continued)                                                                           Shares             Value
-------------------------------------------------------
                                                                                               ______________    ______________

    Interest Sensitive (continued)  Citigroup  . . . . . . . . . . . . . . . . . . . . . .              2,800     $      178,850

                                    Comerica . . . . . . . . . . . . . . . . . . . . . . .              6,200           387,113

                                    Edwards (A.G.) . . . . . . . . . . . . . . . . . . . .              3,100           101,331

                                    Federal National Mortgage Association  . . . . . . . .              8,200           567,850

                                    Fleet Financial Group  . . . . . . . . . . . . . . . .             11,500           432,688

                                    General Electric . . . . . . . . . . . . . . . . . . .              9,700         1,073,062

                                    Golden West Financial  . . . . . . . . . . . . . . . .              2,000           191,000

                                    Jefferson-Pilot  . . . . . . . . . . . . . . . . . . .              2,500           169,375

                                    MBNA . . . . . . . . . . . . . . . . . . . . . . . . .              7,300           174,288

                                    MGIC Investment  . . . . . . . . . . . . . . . . . . .              3,400           119,212

                                    Merrill Lynch  . . . . . . . . . . . . . . . . . . . .              3,900           344,906

                                    Morgan Stanley Dean Witter & Co  . . . . . . . . . . .              4,800           479,700

                                    PNC Bank . . . . . . . . . . . . . . . . . . . . . . .              3,200           177,800

                                    SLM Holding  . . . . . . . . . . . . . . . . . . . . .              9,300           388,275

                                    SunTrust Banks . . . . . . . . . . . . . . . . . . . .              4,700           292,575

                                    Transamerica . . . . . . . . . . . . . . . . . . . . .              2,800           198,800

                                    UnionBanCal  . . . . . . . . . . . . . . . . . . . . .              3,700           126,031

                                    XL Capital, Cl. A  . . . . . . . . . . . . . . . . . .              6,000           364,500

                                                                                                                  _____________

                                                                                                                      9,540,556

                                                                                                                  _____________

              Mining & Metals--.1%  Alcoa  . . . . . . . . . . . . . . . . . . . . . . . .              5,200           214,175

                                    USX-U.S. Steel Group . . . . . . . . . . . . . . . . .              4,200            98,700

                                                                                                                  _____________

                                                                                                                        312,875

                                                                                                                  _____________

               Transportation--.3%  Burlington Northern Santa Fe . . . . . . . . . . . . .              7,900           259,713

                                    Delta Air Lines  . . . . . . . . . . . . . . . . . . .              3,900           271,050

                                                                                                                  _____________

                                                                                                                        530,763

                                                                                                                  _____________

                   Utilities--2.4%  AT&T . . . . . . . . . . . . . . . . . . . . . . . . .              5,000           399,062

                                    AirTouch Communications  . . . . . . . . . . . . . . .              8,000  (a)      773,000

                                    Ameren . . . . . . . . . . . . . . . . . . . . . . . .              4,800           173,700

                                    Ameritech  . . . . . . . . . . . . . . . . . . . . . .             16,500           954,938

                                    BellSouth  . . . . . . . . . . . . . . . . . . . . . .             17,600           705,100

                                    Consolidated Edison  . . . . . . . . . . . . . . . . .              5,900           267,344

                                    FPL Group  . . . . . . . . . . . . . . . . . . . . . .              6,600           351,450

                                    MCI WorldCom . . . . . . . . . . . . . . . . . . . . .             14,400  (a)    1,275,300

                                    Pinnacle West Capital  . . . . . . . . . . . . . . . .              4,700           170,963

                                                                                                                  _____________

                                                                                                                      5,070,857

                                                                                                                  _____________

                                    TOTAL COMMON STOCKS

                                        (cost $33,378,946) . . . . . . . . . . . . . . . .                        $  49,424,981

                                                                                                                  _____________


                                                                                                  Principal
Bonds and Notes--64.4%                                                                             Amount
------------------------------------------------------------------------------------------
                                                                                               ______________

                   Finance--11.2%   American Express Credit Account Master Trust,

                                        Asset Backed Ctfs., Ser. 1997-1, Cl. A,

                                        6.40%, 4/15/2005 . . . . . . . . . . . . . . . . .       $  3,000,000        $3,071,835

                                    American General, Notes,

                                        7.75%, 4/1/2005  . . . . . . . . . . . . . . . . .            500,000           534,859



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)               MARCH 31, 1999 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                        Amount            Value
-------------------------------------------------------
                                                                                               ______________    ______________

  Finance (continued)               Associates N.A., Sr. Notes:

                                        6%, 6/15/2000  . . . . . . . . . . . . . . . . . .       $  1,000,000    $    1,005,969

                                        6.25%, 11/1/2008 . . . . . . . . . . . . . . . . .          1,500,000         1,497,585

                                    Bank One, Sub. Notes,

                                        6%, 2/17/2009  . . . . . . . . . . . . . . . . . .          2,000,000         1,948,616

                                    BankAmerica:
                                        Sub. Notes,

                                           7.875%, 12/1/2002 . . . . . . . . . . . . . . .          1,000,000         1,063,380

                                        Sr. Notes,

                                           5.875%, 2/15/2009 . . . . . . . . . . . . . . .          2,500,000         2,421,082

                                    Citibank Credit Card Master Trust,

                                        Asset Backed Ctfs., Ser. 1998-1, Cl. A,

                                           5.75%, 1/15/2003  . . . . . . . . . . . . . . .          3,500,000         3,495,433

                                    Citigroup, Sr. Notes,

                                        6.60%, 8/1/2000  . . . . . . . . . . . . . . . . .          1,000,000         1,012,878

                                    General Motors Acceptance Corp., Medium-Term Notes,

                                        5.63%, 1/15/2003 . . . . . . . . . . . . . . . . .          1,500,000         1,486,218

                                    Lehman Brothers Holdings, Notes,

                                        6.625%, 4/1/2004 . . . . . . . . . . . . . . . . .          2,000,000         2,001,134

                                    Merrill Lynch, Notes,

                                        6%, 2/17/2009  . . . . . . . . . . . . . . . . . .          1,500,000         1,454,478

                                    US Bank, Notes,

                                        5.70%, 12/15/2008  . . . . . . . . . . . . . . . .          1,500,000         1,440,941

                                    Wells Fargo, Sr. Notes,

                                        6.75%, 10/1/2006 . . . . . . . . . . . . . . . . .          1,500,000         1,552,822

                                                                                                                  _____________

                                                                                                                     23,987,230

                                                                                                                  _____________


     Industrial--6.6%               BP Amoco, Notes,

                                        6.25%, 10/15/2004  . . . . . . . . . . . . . . . .          2,000,000         2,055,870

                                    duPont (E.I.) de Nemours & Co., Notes,

                                        6.50%, 9/1/2002  . . . . . . . . . . . . . . . . .          3,000,000         3,087,981

                                    Monsanto , Notes,

                                        5.375%, 12/1/2001  . . . . . . . . . . . . . . . .          1,500,000  (b)    1,487,793

                                    Nordstrom, Sr. Notes,

                                        5.625%, 1/15/2009  . . . . . . . . . . . . . . . .          2,000,000         1,921,590

                                    Norfolk Southern, Notes,

                                        6.70%, 5/1/2000  . . . . . . . . . . . . . . . . .          2,000,000         2,022,448

                                    Penney (J.C.):
                                        Deb.,

                                           9.05%, 3/1/2001 . . . . . . . . . . . . . . . .          1,000,000         1,049,947

                                        Notes,

                                           7.25%, 4/1/2002 . . . . . . . . . . . . . . . .          1,500,000         1,532,212

                                    Philip Morris , Notes,

                                        7.625%, 5/15/2002  . . . . . . . . . . . . . . . .          1,000,000         1,048,908

                                                                                                                  _____________

                                                                                                                     14,206,749

                                                                                                                  _____________


      Utilities--2.8% AT&T, Notes,

                                        5.625%, 3/15/2004  . . . . . . . . . . . . . . . .          3,000,000         2,989,062



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)               MARCH 31, 1999 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                        Amount            Value
-------------------------------------------------------
                                                                                               ______________    ______________

Utilities (continued)               MCI WorldCom, Sr. Notes,

                                        6.40%, 8/15/2005 . . . . . . . . . . . . . . . . .       $  1,500,000     $    1,523,567

                                    National Rural Utilities, Notes,

                                        5.50%, 1/15/2005 . . . . . . . . . . . . . . . . .          1,500,000         1,471,621

                                                                                                                  _____________

                                                                                                                      5,984,250

                                                                                                                  _____________

         U.S. Government &

                   Agencies--43.8%  Federal Home Loan Bank, Bonds:

                                        5.50%, 7/14/2000 . . . . . . . . . . . . . . . . .          1,300,000         1,305,473

                                        4.875%, 1/26/2001  . . . . . . . . . . . . . . . .          1,250,000         1,244,012

                                        5.625%, 3/19/2001  . . . . . . . . . . . . . . . .          1,300,000         1,309,685

                                        5.125%, 9/15/2003  . . . . . . . . . . . . . . . .            650,000           639,957

                                    Federal Home Loan Mortgage Corp., Notes:

                                        5%, 2/15/2001  . . . . . . . . . . . . . . . . . .          2,300,000         2,290,043

                                        4.75%, 12/14/2001  . . . . . . . . . . . . . . . .          1,350,000         1,332,423

                                        5.75%, 7/15/2003 . . . . . . . . . . . . . . . . .            800,000           806,864

                                        5.125%, 10/15/2008 . . . . . . . . . . . . . . . .            200,000           189,368

                                        5.75%, 3/15/2009 . . . . . . . . . . . . . . . . .          2,000,000         1,985,000

                                    Federal National Mortgage Association:

                                        Medium-Term Notes, Ser. B,

                                           5.10%, 9/25/2000  . . . . . . . . . . . . . . .          1,500,000         1,499,130

                                        Notes:

                                           5.625%, 3/15/2001 . . . . . . . . . . . . . . .          1,600,000         1,613,328

                                           5.25%, 1/15/2003  . . . . . . . . . . . . . . .          1,300,000         1,291,034

                                           8.50%, 2/1/2005 . . . . . . . . . . . . . . . .            500,000           512,195

                                           5.75%, 6/15/2005  . . . . . . . . . . . . . . .            400,000           401,795

                                    Tennessee Valley Authority, Notes,

                                        6.375%, 6/15/2005  . . . . . . . . . . . . . . . .          1,950,000         2,002,736

                                    U.S. Treasury Notes:

                                        5.50%, 5/31/2000 . . . . . . . . . . . . . . . . .          1,050,000         1,056,846

                                        5.875%, 6/30/2000  . . . . . . . . . . . . . . . .          1,900,000         1,921,071

                                        6.125%, 7/31/2000  . . . . . . . . . . . . . . . .          1,250,000         1,268,788

                                        5.125%, 8/31/2000  . . . . . . . . . . . . . . . .          1,300,000         1,302,652

                                        6.125%, 9/30/2000  . . . . . . . . . . . . . . . .          3,000,000         3,048,510

                                        5.75%, 10/31/2000  . . . . . . . . . . . . . . . .          2,450,000         2,477,832

                                        5.75%, 11/15/2000  . . . . . . . . . . . . . . . .          1,250,000         1,264,537

                                        5.625%, 11/30/2000 . . . . . . . . . . . . . . . .          3,500,000         3,534,790

                                        5.25%, 1/31/2001 . . . . . . . . . . . . . . . . .          3,400,000         3,415,640

                                        5.375%, 2/15/2001  . . . . . . . . . . . . . . . .          1,750,000         1,761,813

                                        8%, 5/15/2001  . . . . . . . . . . . . . . . . . .          4,300,000         4,556,237

                                        6.625%, 6/30/2001  . . . . . . . . . . . . . . . .          1,900,000         1,963,878

                                        6.25%, 10/31/2001  . . . . . . . . . . . . . . . .          1,600,000         1,645,808

                                        7.50%, 11/15/2001  . . . . . . . . . . . . . . . .          1,150,000         1,217,402

                                        6.125%, 12/31/2001 . . . . . . . . . . . . . . . .          3,500,000         3,593,275

                                        6.625%, 4/30/2002  . . . . . . . . . . . . . . . .          4,530,000         4,724,337

                                        7.50%, 5/15/2002 . . . . . . . . . . . . . . . . .          3,200,000         3,414,976

                                        6.375%, 8/15/2002  . . . . . . . . . . . . . . . .          1,650,000         1,711,776

                                        5.875%, 9/30/2002  . . . . . . . . . . . . . . . .          1,400,000         1,432,102

                                        5.75%, 10/31/2002  . . . . . . . . . . . . . . . .          1,300,000         1,325,142



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)               MARCH 31, 1999 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                        Amount            Value
-------------------------------------------------------
                                                                                               ______________    ______________

U.S. Government &

              Agencies (continued)      5.625%, 12/31/2002 . . . . . . . . . . . . . . . .       $  1,500,000     $    1,522,845

                                        5.50%, 1/31/2003 . . . . . . . . . . . . . . . . .            680,000           687,657

                                        6.25%, 2/15/2003 . . . . . . . . . . . . . . . . .          1,300,000         1,348,178

                                        5.50%, 5/31/2003 . . . . . . . . . . . . . . . . .          1,700,000         1,719,380

                                        5.75%, 8/15/2003 . . . . . . . . . . . . . . . . .          2,080,000         2,124,117

                                        5.875%, 2/15/2004  . . . . . . . . . . . . . . . .          1,300,000         1,339,520

                                        7.25%, 8/15/2004 . . . . . . . . . . . . . . . . .          1,800,000         1,966,554

                                        7.875%, 11/15/2004 . . . . . . . . . . . . . . . .          5,000,000         5,621,000

                                        7.50%, 2/15/2005 . . . . . . . . . . . . . . . . .          1,400,000         1,553,636

                                        6.50%, 8/15/2005 . . . . . . . . . . . . . . . . .          1,350,000         1,433,579

                                        6.875%, 5/15/2006  . . . . . . . . . . . . . . . .          1,650,000         1,792,164

                                        7%, 7/15/2006  . . . . . . . . . . . . . . . . . .          4,100,000         4,487,983

                                        6.25%, 2/15/2007 . . . . . . . . . . . . . . . . .          1,300,000         1,369,173

                                        5.50%, 2/15/2008 . . . . . . . . . . . . . . . . .          1,300,000         1,315,379

                                        5.625%, 5/15/2008  . . . . . . . . . . . . . . . .            500,000           509,065

                                                                                                                  _____________

                                                                                                                     93,850,685

                                                                                                                  _____________

                                    TOTAL BONDS AND NOTES

                                        (cost $138,739,956)  . . . . . . . . . . . . . . .                         $138,028,914

                                                                                                                  _____________



Short-Term Investments--11.7%
-------------------------------------------------------

              U.S. Treasury Bills:  4.66%, 4/22/1999 . . . . . . . . . . . . . . . . . . .       $  1,278,000     $    1,274,414

                                    4.36%, 5/6/1999  . . . . . . . . . . . . . . . . . . .            123,000           122,464

                                    4.40%, 5/13/1999 . . . . . . . . . . . . . . . . . . .            544,000           541,160

                                    4.46%, 5/20/1999 . . . . . . . . . . . . . . . . . . .         16,040,000  (c)   15,942,846

                                    4.47%, 5/27/1999 . . . . . . . . . . . . . . . . . . .            126,000           125,122

                                    4.37%, 6/10/1999 . . . . . . . . . . . . . . . . . . .          5,195,000         5,150,739

                                    4.40%, 6/17/1999 . . . . . . . . . . . . . . . . . . .            525,000           520,070

                                    4.37%, 6/24/1999 . . . . . . . . . . . . . . . . . . .          1,517,000         1,501,603

                                                                                                                  _____________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $25,178,363) . . . . . . . . . . . . . . . .                        $  25,178,418

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $197,297,265). . . . . . . . . . . . . . . . . . . . . . . . . . .              99.2%      $212,632,313

                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .8%     $    1,658,710

                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $214,291,023

                                                                                                      _______     _____________



Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, this security amounted to $1,487,793, or approximately .7% of net assets.

(c) Partially held by the custodian in a segregated account as collateral for open financial futures positions.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF FINANCIAL FUTURES                     MARCH 31, 1999 (UNAUDITED)

                                                                                                                  Unrealized

                                                                            Market Value                         Appreciation

                                                                               Covered                          (Depreciation)

Financial Futures Purchased:                                Contracts       by Contracts        Expiration        at 3/31/99
_________________________                                   ________         ___________         _________       ____________
Australian All Ordinaries. . . . . . . . . . . . . . . .          8           $   377,599        June '99          $  (1,524)

CAC 40 . . . . . . . . . . . . . . . . . . . . . . . . .         37             1,673,210        June '99            (14,525)

Deutsche Akteinindex . . . . . . . . . . . . . . . . . .         14             1,855,098        June '99               6,324

Financial Times. . . . . . . . . . . . . . . . . . . . .         31             3,167,086        June '99               4,332

Hang Seng. . . . . . . . . . . . . . . . . . . . . . . .          6               421,816        April '99             19,937

Nikkei 300 . . . . . . . . . . . . . . . . . . . . . . .        137             2,855,646        June '99             242,069

Russell 2,000. . . . . . . . . . . . . . . . . . . . . .         60            11,955,000        June '99           (150,600)

Standard & Poor's 500. . . . . . . . . . . . . . . . . .          6             1,939,950        June '99            (22,648)

                                                                                                                    _________

                                                                                                                    $  83,365

                                                                                                                    _________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                           MARCH 31, 1999 (UNAUDITED)

Common Stocks--46.3%                                                                               Shares            Value
-------------------------------------------------------
                                                                                               ______________    ______________
            Basic Industries--1.2%  Centex . . . . . . . . . . . . . . . . . . . . . . . .              2,300    $       76,763

                                    Dow Chemical . . . . . . . . . . . . . . . . . . . . .              2,400           223,650

                                    Georgia-Pacific Group  . . . . . . . . . . . . . . . .              3,000           222,750

                                    PPG Industries . . . . . . . . . . . . . . . . . . . .              5,500           281,875

                                    USG  . . . . . . . . . . . . . . . . . . . . . . . . .              1,600            82,200

                                    Union Carbide  . . . . . . . . . . . . . . . . . . . .                600            27,112

                                                                                                                 ______________

                                                                                                                        914,350

                                                                                                                 ______________


           Capital Spending--11.7%  America Online . . . . . . . . . . . . . . . . . . . .              4,200  (a)      613,200

                                    Applied Materials  . . . . . . . . . . . . . . . . . .              1,700  (a)      104,869

                                    BMC Software . . . . . . . . . . . . . . . . . . . . .              3,600  (a)      133,425

                                    Boeing . . . . . . . . . . . . . . . . . . . . . . . .              5,000           170,625

                                    Cisco Systems  . . . . . . . . . . . . . . . . . . . .              5,200  (a)      569,725

                                    Compuware  . . . . . . . . . . . . . . . . . . . . . .              5,000  (a)      119,375

                                    Dell Computer  . . . . . . . . . . . . . . . . . . . .             13,400  (a)      547,725

                                    EMC  . . . . . . . . . . . . . . . . . . . . . . . . .              4,400  (a)      562,100

                                    General Dynamics . . . . . . . . . . . . . . . . . . .              3,800           244,150

                                    Hewlett-Packard  . . . . . . . . . . . . . . . . . . .              4,600           311,937

                                    Ingersoll-Rand . . . . . . . . . . . . . . . . . . . .              5,500           272,938

                                    Intel  . . . . . . . . . . . . . . . . . . . . . . . .              8,500         1,012,563

                                    International Business Machines  . . . . . . . . . . .              2,300           407,675

                                    Lexmark International Group, Cl. A . . . . . . . . . .              3,300  (a)      368,775

                                    Lucent Technologies  . . . . . . . . . . . . . . . . .              5,600           603,400

                                    Microsoft  . . . . . . . . . . . . . . . . . . . . . .             19,000  (a)    1,702,875

                                    Oracle . . . . . . . . . . . . . . . . . . . . . . . .             13,500  (a)      356,062

                                    Sun Microsystems . . . . . . . . . . . . . . . . . . .                800  (a)       99,950

                                    Sundstrand . . . . . . . . . . . . . . . . . . . . . .                600            41,700

                                    Tellabs  . . . . . . . . . . . . . . . . . . . . . . .              4,600  (a)      449,650

                                    Tyco International . . . . . . . . . . . . . . . . . .              3,600           258,300

                                                                                                                 ______________

                                                                                                                      8,951,019

                                                                                                                 ______________


           Consumer Cyclical--6.6%  Federal-Mogul  . . . . . . . . . . . . . . . . . . . .              2,100            90,300

                                    Federated Department Stores  . . . . . . . . . . . . .              3,300  (a)      132,412

                                    Ford Motor . . . . . . . . . . . . . . . . . . . . . .             10,600           601,550

                                    Fox Entertainment Group, Cl. A . . . . . . . . . . . .              4,700           127,487

                                    Gannett  . . . . . . . . . . . . . . . . . . . . . . .              2,900           182,700

                                    Gap  . . . . . . . . . . . . . . . . . . . . . . . . .              6,100           410,606

                                    General Motors . . . . . . . . . . . . . . . . . . . .              2,000           173,750

                                    Infinity Broadcasting, Cl. A . . . . . . . . . . . . .              4,300           110,725

                                    K mart . . . . . . . . . . . . . . . . . . . . . . . .              7,100  (a)      119,369

                                    Koninklijke Philips Electronics N.V. (New York Shares) . .          1,900           156,631

                                    Mattel . . . . . . . . . . . . . . . . . . . . . . . .              5,900           146,762

                                    Safeway  . . . . . . . . . . . . . . . . . . . . . . .              6,800  (a)      348,925

                                    Staples  . . . . . . . . . . . . . . . . . . . . . . .              5,500  (a)      180,813

                                    TJX Cos. . . . . . . . . . . . . . . . . . . . . . . .             11,700           397,800

                                    Time Warner  . . . . . . . . . . . . . . . . . . . . .              2,800           198,975

                                    Tommy Hilfiger . . . . . . . . . . . . . . . . . . . .              2,100  (a)      144,638

                                    Tribune  . . . . . . . . . . . . . . . . . . . . . . .              1,400            91,613

                                    Viacom, Cl. B  . . . . . . . . . . . . . . . . . . . .              5,100  (a)      428,081



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)               MARCH 31, 1999 (UNAUDITED)

Common Stocks (continued)                                                                          Shares            Value
-------------------------------------------------------
                                                                                               ______________    ______________

     Consumer Cyclical (continued)  Wal-Mart Stores  . . . . . . . . . . . . . . . . . . .             10,800     $     995,625

                                                                                                                 ______________

                                                                                                                      5,038,762

                                                                                                                 ______________


            Consumer Staples--3.8%  Anheuser-Busch Cos.  . . . . . . . . . . . . . . . . .              1,800           137,138

                                    Coca-Cola  . . . . . . . . . . . . . . . . . . . . . .              6,700           411,213

                                    Eastman Kodak  . . . . . . . . . . . . . . . . . . . .              3,700           236,337

                                    IBP  . . . . . . . . . . . . . . . . . . . . . . . . .              6,000           111,750

                                    Kimberly-Clark . . . . . . . . . . . . . . . . . . . .              4,900           234,894

                                    Philip Morris Cos. . . . . . . . . . . . . . . . . . .              9,600           337,800

                                    Procter & Gamble . . . . . . . . . . . . . . . . . . .              6,600           646,387

                                    Ralston-Purina Group . . . . . . . . . . . . . . . . .              7,400           197,487

                                    Sara Lee . . . . . . . . . . . . . . . . . . . . . . .              9,900           245,025

                                    Unilever, N.V. . . . . . . . . . . . . . . . . . . . .              5,300           352,119

                                                                                                                 ______________

                                                                                                                      2,910,150

                                                                                                                 ______________


                      Energy--2.8%  Ashland  . . . . . . . . . . . . . . . . . . . . . . .              2,100            85,969

                                    Coastal  . . . . . . . . . . . . . . . . . . . . . . .              5,800           191,400

                                    Diamond Offshore Drilling  . . . . . . . . . . . . . .              2,600            82,225

                                    El Paso Energy . . . . . . . . . . . . . . . . . . . .              3,700           120,944

                                    Exxon  . . . . . . . . . . . . . . . . . . . . . . . .             11,700           825,581

                                    Phillips Petroleum . . . . . . . . . . . . . . . . . .              5,200           245,700

                                    Sunoco . . . . . . . . . . . . . . . . . . . . . . . .              3,700           133,431

                                    Texaco . . . . . . . . . . . . . . . . . . . . . . . .              6,300           357,525

                                    Tosco  . . . . . . . . . . . . . . . . . . . . . . . .              1,900            47,144

                                    UtiliCorp United . . . . . . . . . . . . . . . . . . .              4,500           102,375

                                                                                                                 ______________

                                                                                                                      2,192,294

                                                                                                                 ______________


                 Health Care--5.7%  Abbott Laboratories  . . . . . . . . . . . . . . . . .             13,300           622,606

                                    Amgen  . . . . . . . . . . . . . . . . . . . . . . . .              8,600  (a)      643,925

                                    Biomet . . . . . . . . . . . . . . . . . . . . . . . .              3,800           159,362

                                    Bristol-Myers Squibb . . . . . . . . . . . . . . . . .             10,000           643,125

                                    Johnson & Johnson  . . . . . . . . . . . . . . . . . .              7,400           693,288

                                    Lilly (Eli)  . . . . . . . . . . . . . . . . . . . . .              3,700           314,037

                                    Schering-Plough  . . . . . . . . . . . . . . . . . . .             11,500           636,094

                                    Warner-Lambert . . . . . . . . . . . . . . . . . . . .              6,900           456,694

                                    Wellpoint Health Networks  . . . . . . . . . . . . . .              2,500  (a)      189,531

                                                                                                                 ______________

                                                                                                                      4,358,662

                                                                                                                 ______________


          Interest Sensitive--8.9%  Allstate . . . . . . . . . . . . . . . . . . . . . . .             10,400           385,450

                                    Ambac Financial Group  . . . . . . . . . . . . . . . .              3,300           178,200

                                    American Express . . . . . . . . . . . . . . . . . . .              3,200           376,000

                                    Bank of New York . . . . . . . . . . . . . . . . . . .              4,700           168,906

                                    Bank One . . . . . . . . . . . . . . . . . . . . . . .              7,000           385,438

                                    BankAmerica  . . . . . . . . . . . . . . . . . . . . .              4,800           339,000

                                    BankBoston . . . . . . . . . . . . . . . . . . . . . .              3,900           168,919

                                    Chase Manhattan  . . . . . . . . . . . . . . . . . . .              8,900           723,681

                                    Citigroup  . . . . . . . . . . . . . . . . . . . . . .              2,000           127,750



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)               MARCH 31, 1999 (UNAUDITED)

Common Stocks (continued)                                                                          Shares            Value
-------------------------------------------------------
                                                                                               ______________    ______________

    Interest Sensitive (continued)  Comerica . . . . . . . . . . . . . . . . . . . . . . .              4,500     $     280,969

                                    Edwards (A.G.) . . . . . . . . . . . . . . . . . . . .              2,200            71,913

                                    Federal National Mortgage Association  . . . . . . . .              6,000           415,500

                                    Fleet Financial Group  . . . . . . . . . . . . . . . .              8,400           316,050

                                    General Electric . . . . . . . . . . . . . . . . . . .              7,000           774,375

                                    Golden West Financial  . . . . . . . . . . . . . . . .              1,500           143,250

                                    Jefferson-Pilot  . . . . . . . . . . . . . . . . . . .              1,800           121,950

                                    MBNA . . . . . . . . . . . . . . . . . . . . . . . . .              5,300           126,537

                                    MGIC Investment  . . . . . . . . . . . . . . . . . . .              2,400            84,150

                                    Merrill Lynch  . . . . . . . . . . . . . . . . . . . .              2,800           247,625

                                    Morgan Stanley Dean Witter & Co. . . . . . . . . . . .              3,500           349,781

                                    PNC Bank . . . . . . . . . . . . . . . . . . . . . . .              2,400           133,350

                                    SLM Holding  . . . . . . . . . . . . . . . . . . . . .              6,700           279,725

                                    SunTrust Banks . . . . . . . . . . . . . . . . . . . .              3,400           211,650

                                    Transamerica . . . . . . . . . . . . . . . . . . . . .              1,500           106,500

                                    UnionBanCal  . . . . . . . . . . . . . . . . . . . . .              2,700            91,969

                                    XL Capital, Cl. A  . . . . . . . . . . . . . . . . . .              4,300           261,225

                                                                                                                 ______________

                                                                                                                      6,869,863

                                                                                                                 ______________


              Mining & Metals--.3%  Alcoa  . . . . . . . . . . . . . . . . . . . . . . . .              3,800           156,512

                                    USX-U.S. Steel Group . . . . . . . . . . . . . . . . .              3,000            70,500

                                                                                                                 ______________

                                                                                                                        227,012

                                                                                                                 ______________


               Transportation--.5%  Burlington Northern Santa Fe . . . . . . . . . . . . .              5,700           187,388

                                    Delta Air Lines  . . . . . . . . . . . . . . . . . . .              2,800           194,600

                                                                                                                 ______________

                                                                                                                        381,988

                                                                                                                 ______________


                   Utilities--4.8%  AT&T . . . . . . . . . . . . . . . . . . . . . . . . .              3,600           287,325

                                    AirTouch Communications  . . . . . . . . . . . . . . .              5,800  (a)      560,425

                                    Ameren . . . . . . . . . . . . . . . . . . . . . . . .              3,500           126,656

                                    Ameritech  . . . . . . . . . . . . . . . . . . . . . .             12,000           694,500

                                    BellSouth  . . . . . . . . . . . . . . . . . . . . . .             12,700           508,794

                                    Consolidated Edison  . . . . . . . . . . . . . . . . .              4,300           194,844

                                    FPL Group  . . . . . . . . . . . . . . . . . . . . . .              4,800           255,600

                                    MCI WorldCom . . . . . . . . . . . . . . . . . . . . .             10,400  (a)      921,050

                                    Pinnacle West Capital  . . . . . . . . . . . . . . . .              3,400           123,675

                                                                                                                 ______________

                                                                                                                      3,672,869

                                                                                                                 ______________

                                    TOTAL COMMON STOCKS

                                        (cost $ 24,832,617)  . . . . . . . . . . . . . . .                          $35,516,969

                                                                                                                 ______________



                                                                                                     Principal
Bonds and Notes--31.3%                                                                                Amount
-------------------------------------------------------                                        ______________


              U.S. Treasury Notes:  5.50%, 5/31/2000 . . . . . . . . . . . . . . . . . . .     $      200,000     $     201,304

                                    5.875%, 6/30/2000  . . . . . . . . . . . . . . . . . .            140,000           141,553

                                    6.125%, 7/31/2000  . . . . . . . . . . . . . . . . . .            750,000           761,272

                                    5.125%, 8/31/2000  . . . . . . . . . . . . . . . . . .            450,000           450,918



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)               MARCH 31, 1999 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                        Amount            Value
-------------------------------------------------------
                                                                                               ______________    ______________

   U.S. Treasury Notes (continued)  6.25%, 8/31/2000 . . . . . . . . . . . . . . . . . . .      $     500,000     $     508,530

                                    6.125%, 9/30/2000  . . . . . . . . . . . . . . . . . .            640,000           650,349

                                    5.75%, 10/31/2000  . . . . . . . . . . . . . . . . . .            350,000           353,976

                                    5.75%, 11/15/2000  . . . . . . . . . . . . . . . . . .            400,000           404,652

                                    5.625%, 11/30/2000 . . . . . . . . . . . . . . . . . .            140,000           141,392

                                    5.50%, 12/31/2000  . . . . . . . . . . . . . . . . . .            450,000           453,757

                                    5.25%, 1/31/2001 . . . . . . . . . . . . . . . . . . .            140,000           140,644

                                    7.75%, 2/15/2001 . . . . . . . . . . . . . . . . . . .            425,000           445,795

                                    6.375%, 3/31/2001  . . . . . . . . . . . . . . . . . .            500,000           513,005

                                    6.25%, 4/30/2001 . . . . . . . . . . . . . . . . . . .          1,050,000         1,075,567

                                    6.625%, 6/30/2001  . . . . . . . . . . . . . . . . . .            140,000           144,707

                                    7.875%, 8/15/2001  . . . . . . . . . . . . . . . . . .            280,000           297,604

                                    6.25%, 10/31/2001  . . . . . . . . . . . . . . . . . .            500,000           514,315

                                    7.50%, 11/15/2001  . . . . . . . . . . . . . . . . . .            460,000           486,961

                                    5.875%, 11/30/2001 . . . . . . . . . . . . . . . . . .            490,000           499,800

                                    6.125%, 12/31/2001 . . . . . . . . . . . . . . . . . .            565,000           580,057

                                    6.625%, 4/30/2002  . . . . . . . . . . . . . . . . . .          1,000,000         1,042,900

                                    7.50%, 5/15/2002 . . . . . . . . . . . . . . . . . . .            475,000           506,910

                                    6.375%, 8/15/2002  . . . . . . . . . . . . . . . . . .            925,000           959,632

                                    5.875%, 9/30/2002  . . . . . . . . . . . . . . . . . .            480,000           491,006

                                    5.75%, 10/31/2002  . . . . . . . . . . . . . . . . . .             90,000            91,741

                                    5.625%, 12/31/2002 . . . . . . . . . . . . . . . . . .            550,000           558,377

                                    5.50%, 1/31/2003 . . . . . . . . . . . . . . . . . . .            230,000           232,590

                                    6.25%, 2/15/2003 . . . . . . . . . . . . . . . . . . .            910,000           943,725

                                    5.50%, 2/28/2003 . . . . . . . . . . . . . . . . . . .          1,000,000         1,011,150

                                    5.50%, 3/31/2003 . . . . . . . . . . . . . . . . . . .          1,000,000         1,011,410

                                    5.50%, 5/31/2003 . . . . . . . . . . . . . . . . . . .            250,000           252,850

                                    5.375%, 6/30/2003  . . . . . . . . . . . . . . . . . .            280,000           281,926

                                    5.25%, 8/15/2003 . . . . . . . . . . . . . . . . . . .            250,000           250,660

                                    5.75%, 8/15/2003 . . . . . . . . . . . . . . . . . . .            310,000           316,575

                                    5.875%, 2/15/2004  . . . . . . . . . . . . . . . . . .             90,000            92,736

                                    7.25%, 5/15/2004 . . . . . . . . . . . . . . . . . . .            800,000           872,096

                                    7.25%, 8/15/2004 . . . . . . . . . . . . . . . . . . .            290,000           316,834

                                    7.875%, 11/15/2004 . . . . . . . . . . . . . . . . . .            760,000           854,392

                                    7.50%, 2/15/2005 . . . . . . . . . . . . . . . . . . .            100,000           110,974

                                    6.50%, 5/15/2005 . . . . . . . . . . . . . . . . . . .            365,000           387,028

                                    6.50%, 8/15/2005 . . . . . . . . . . . . . . . . . . .            100,000           106,191

                                    5.625%, 2/15/2006  . . . . . . . . . . . . . . . . . .            400,000           406,280

                                    6.875%, 5/15/2006  . . . . . . . . . . . . . . . . . .            570,000           619,111

                                    7%, 7/15/2006  . . . . . . . . . . . . . . . . . . . .            550,000           602,046

                                    6.25%, 2/15/2007 . . . . . . . . . . . . . . . . . . .            390,000           410,752

                                    6.625%, 5/15/2007  . . . . . . . . . . . . . . . . . .            450,000           485,514

                                    6.125%, 8/15/2007  . . . . . . . . . . . . . . . . . .            820,000           859,007

                                    5.50%, 2/15/2008 . . . . . . . . . . . . . . . . . . .            490,000           495,797

                                    5.625%, 5/15/2008  . . . . . . . . . . . . . . . . . .            650,000           661,784

                                                                                                                 ______________

                                    TOTAL BONDS AND NOTES

                                        (cost $24,277,576) . . . . . . . . . . . . . . . .                          $23,998,152

                                                                                                                 ______________





DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)               MARCH 31, 1999 (UNAUDITED)

                                                                                                   Principal
Short-Term Investments--21.7%                                                                       Amount            Value
-------------------------------------------------------

                                                                                               ______________    ______________

              U.S. Treasury Bills:  4.22%, 4/22/1999 . . . . . . . . . . . . . . . . . . .       $  5,990,000      $  5,973,192

                                    4.36%, 4/29/1999 . . . . . . . . . . . . . . . . . . .            505,000           503,201

                                    4.40%, 5/13/1999 . . . . . . . . . . . . . . . . . . .            212,000           210,893

                                    4.46%, 5/20/1999 . . . . . . . . . . . . . . . . . . .          1,768,000  (b)    1,757,291

                                    4.47%, 5/27/1999 . . . . . . . . . . . . . . . . . . .            161,000           159,878

                                    4.38%, 6/10/1999 . . . . . . . . . . . . . . . . . . .          6,842,000         6,783,706

                                    4.41%, 6/17/1999 . . . . . . . . . . . . . . . . . . .            403,000           399,216

                                    4.37%, 6/24/1999 . . . . . . . . . . . . . . . . . . .            843,000           834,444

                                                                                                                 ______________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $16,623,973) . . . . . . . . . . . . . . . .                          $16,621,821

                                                                                                                 ______________


TOTAL INVESTMENTS (cost $65,734,166) . . . . . . . . . . . . . . . . . . . . . . . . . . .              99.3%       $76,136,942

                                                                                                      _______    ______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .7%     $     531,340

                                                                                                      _______    ______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%       $76,668,282

                                                                                                      _______    ______________



Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

(b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.


STATEMENT OF FINANCIAL FUTURES                     MARCH 31, 1999 (UNAUDITED)
                                                                             Unrealized
                                                                            Market Value                         Appreciation/
                                                                               Covered                          (Depreciation)
Financial Futures Purchased:                                Contracts       by Contracts        Expiration        at 3/31/99
_________________________                                   ________         ___________         _________       ____________
Australian All Ordinaries. . . . . . . . . . . . . . . .          5           $   236,000        June '99         $     (953)

CAC 40 . . . . . . . . . . . . . . . . . . . . . . . . .         26             1,175,769        June '99            (10,206)

Deutsche Akteinindex . . . . . . . . . . . . . . . . . .         10             1,325,076        June '99               4,436

Financial Times. . . . . . . . . . . . . . . . . . . . .         23             2,349,658        June '99             (7,711)

Hang Seng. . . . . . . . . . . . . . . . . . . . . . . .          4               281,211        April '99             13,291

Nikkei 300 . . . . . . . . . . . . . . . . . . . . . . .         88             1,834,283        June '99             155,490

Russell 2,000. . . . . . . . . . . . . . . . . . . . . .         42             8,368,500        June '99           (105,420)

Standard & Poor's 500. . . . . . . . . . . . . . . . . .          2               646,650        June '99               (116)

                                                                                                                    _________

                                                                                                                    $  48,811

                                                                                                                    _________

                     SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                MARCH 31, 1999 (UNAUDITED)

                                                                                Income        Growth and Income       Growth
                                                                               Portfolio          Portfolio          Portfolio
                                                                              ____________      _____________      ____________
ASSETS:

   Investments in securities--See Statement of Investments
       [cost--Note 5(b)] . . . . . . . . . . . . . . . . . . . . . . . .       $59,531,887       $212,632,313       $76,136,942

   Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            81,636           --                  73,308

   Receivable for investment securities sold . . . . . . . . . . . . . .           --               2,173,413           647,556

   Dividends and interest receivable . . . . . . . . . . . . . . . . . .           580,417          2,073,985           365,751

   Receivable for futures variation margin--Note 5(a)  . . . . . . . . .           --                 221,497           158,432

   Receivable for shares of Common Stock subscribed  . . . . . . . . . .           155,934           --                   5,000

   Prepaid expenses  . . . . . . . . . . . . . . . . . . . . . . . . . .            29,555             35,888            33,798
                                                                              ____________      _____________      ____________

                                                                                60,379,429        217,137,096        77,420,787

                                                                              ____________      _____________      ____________

LIABILITIES:

   Due to The Dreyfus Corporation and affiliates . . . . . . . . . . . .            31,194            148,864            57,096

   Due to Distributor  . . . . . . . . . . . . . . . . . . . . . . . . .             2,828              1,259             1,133

   Cash overdraft due to Custodian . . . . . . . . . . . . . . . . . . .           --                 295,433          --

   Payable for investment securities purchased . . . . . . . . . . . . .           --               2,370,680           674,165

   Payable for futures variation margin--Note 5(a) . . . . . . . . . . .           224,000           --                --

   Payable for shares of Common Stock redeemed . . . . . . . . . . . . .           --   --           --                --

   Accrued expenses  . . . . . . . . . . . . . . . . . . . . . . . . . .            22,161             29,837            20,111

                                                                              ____________      _____________      ____________

                                                                                   280,183          2,846,073           752,505

                                                                              ____________      _____________      ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $60,099,246       $214,291,023       $76,668,282

                                                                              ____________      _____________      ____________


REPRESENTED BY:

   Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . .       $57,877,938       $182,542,390       $61,026,873

   Accumulated undistributed investment income--net  . . . . . . . . . .           629,689          1,820,284           365,120

   Accumulated net realized gain (loss) on investments and
       forward currency exchange contracts . . . . . . . . . . . . . . .         1,889,723         14,509,936         4,824,702

   Accumulated net unrealized appreciation (depreciation) on
       investments [including ($2,320), $83,365 and $48,811
       net unrealized appreciation (depreciation) on financial futures for the Income Portfolio, the Growth and Income Portfolio and
       the Growth Portfolio, respectively]--Note 5(b)  . . . . . . . . .         (298,104)         15,418,413        10,451,587

                                                                              ____________      _____________      ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $60,099,246       $214,291,023       $76,668,282

                                                                              ____________      _____________      ____________

                           NET ASSET VALUE PER SHARE
                              --------------------

                                                                                Income        Growth and Income       Growth
                                                                               Portfolio          Portfolio         Portfolio
                                                                              ____________      _____________      ____________

Restricted Class Shares

____________________

   Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $45,524,579       $207,921,197       $71,132,296

   Shares Outstanding  . . . . . . . . . . . . . . . . . . . . . . . . .         3,371,080         11,878,113         3,946,841

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . .            $13.50             $17.50            $18.02

                                                                                   _______            _______           _______


Investor Class Shares

__________________

   Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $14,574,667         $6,369,826        $5,535,986

   Shares Outstanding  . . . . . . . . . . . . . . . . . . . . . . . . .         1,080,348            349,055           305,765

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . .            $13.49             $18.25            $18.11

                                                                                   _______            _______           _______

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS           SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

                                                                                Income       Growth and Income      Growth
                                                                               Portfolio         Portfolio         Portfolio
                                                                              ____________      _____________      ____________
INVESTMENT INCOME:

  Income:

       Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  1,470,626      $  3,780,701      $     772,768

       Cash dividends (net of $1,592 and $315 foreign taxes withheld at source for the Growth and Income Portfolio and the
          Growth Portfolio, respectively)  . . . . . . . . . . . . . . .            --               444,517            226,939

                                                                              ____________      _____________      ____________

            Total Income . . . . . . . . . . . . . . . . . . . . . . . .         1,470,626         4,225,218            999,707

                                                                              ____________      _____________      ____________

   Expenses--Note 2(d):

       Investment advisory fee--Note 4(a)  . . . . . . . . . . . . . . .     $     158,886     $     774,016      $     260,628

       Shareholder servicing costs--Note 4(b)  . . . . . . . . . . . . .            16,004            12,090              9,970

       Auditing fees . . . . . . . . . . . . . . . . . . . . . . . . . .            14,321            34,867             28,341

       Registration fees . . . . . . . . . . . . . . . . . . . . . . . .            13,544            15,954             19,918

       Prospectus and shareholders' reports  . . . . . . . . . . . . . .             5,414             7,983              6,325

       Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,713             9,967              4,247

       Custodian fees--Note 4(b) . . . . . . . . . . . . . . . . . . . .             4,143            21,770             19,718

       Directors' fees and expenses--Note 4(c) . . . . . . . . . . . . .             2,074             7,369              2,602

       Loan commitment fees--Note 3  . . . . . . . . . . . . . . . . . .               104               437                136

       Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . .             6,776            11,046              4,498

                                                                              ____________      _____________      ____________

            Total Expenses . . . . . . . . . . . . . . . . . . . . . . .           225,979           895,499            356,383

                                                                              ____________      _____________      ____________


INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . .         1,244,647         3,329,719            643,324

                                                                             _____________  _____________         _____________


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 5:

   Net realized gain (loss) on investments . . . . . . . . . . . . . . .     $     354,430       $12,825,422       $  3,656,805

   Net realized gain (loss) on forward currency exchange contracts . . .            --                 7,059              5,122

   Net realized gain (loss) on financial futures . . . . . . . . . . . .         2,432,089         3,122,696          1,811,016

                                                                              ____________      _____________      ____________

            Net Realized Gain (Loss) . . . . . . . . . . . . . . . . . .         2,786,519        15,955,177          5,472,943

                                                                              ____________      _____________      ____________

   Net unrealized appreciation (depreciation) on investments
       [including $122,247, $600,656 and $409,699 net unrealized
       appreciation on financial futures for the Income
       Portfolio, the Growth and Income Portfolio and the Growth
       Portfolio, respectively]  . . . . . . . . . . . . . . . . . . . .       (1,334,659)         5,748,436          6,625,627

                                                                              ____________      _____________      ____________


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . .         1,451,860        21,703,613         12,098,570

                                                                              ____________      _____________      ____________


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . .      $  2,696,507       $25,033,332        $12,741,894

                                                                              ____________      _____________      ____________






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months Ended
                                                                                        March 31, 1999          Year Ended
                                                                                         (Unaudited)        September 30, 1998
                                                                                       _______________       _______________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . .          $  1,244,647          $  2,045,142

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . .             2,786,519               366,825

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . .           (1,334,659)               955,546

                                                                                         _____________         _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . .             2,696,507             3,367,513

                                                                                         _____________         _____________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .           (1,893,485)           (1,195,123)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .             (342,650)             (503,416)

   Net realized gain on investments:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .             (946,742)           (1,162,380)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .             (185,368)             (510,607)

                                                                                         _____________         _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . .           (3,368,245)           (3,371,526)

                                                                                         _____________         _____________


CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .            18,210,955            26,320,416

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .             7,628,499             1,337,588

   Dividends reinvested:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .             2,836,547             2,347,119

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .               522,995             1,013,674

   Cost of shares redeemed:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .          (15,466,749)          (10,884,363)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .           (5,405,528)             (549,851)

                                                                                         _____________         _____________

          Increase (Decrease) in Net Assets from Capital Stock Transactions  . .             8,326,719            19,584,583

                                                                                         _____________         _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . .             7,654,981            19,580,570


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            52,444,265            32,863,695

                                                                                         _____________         _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $60,099,246           $52,444,265

                                                                                         _____________         _____________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . .           $   629,689           $ 1,621,177

                                                                                         _____________         _____________


CAPITAL SHARE TRANSACTIONS:

Restricted Class Shares                                                                     Shares                Shares*

__________________                                                                      _____________         _____________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,328,943             1,946,584

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . .               213,596               182,513

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,116,924)             (802,212)

                                                                                         _____________         _____________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . .               425,615             1,326,885

                                                                                         _____________         _____________


Investor Class Shares

__________________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               564,978               101,421

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . .                39,382                78,947

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (387,597)              (40,536)

                                                                                         _____________         _____________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . .               216,763               139,832

                                                                                         _____________         _____________





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                       Six Months Ended
                                                                                        March 31, 1999         Year Ended
                                                                                          (Unaudited)        September 30, 1998
                                                                                       _______________       _______________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    3,329,719        $    7,596,661

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . .            15,955,177             4,470,025

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . .             5,748,436              (872,552)

                                                                                        ______________        ______________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . .            25,033,332            11,194,134

                                                                                        ______________        ______________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .           (7,141,044)           (5,849,219)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .             (145,634)              (32,948)

   Net realized gain on investments:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .           (5,112,081)          (21,725,669)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .             (111,323)             (126,391)

                                                                                        ______________        ______________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . .          (12,510,082)          (27,734,227)

                                                                                        ______________        ______________


CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .            26,442,944            90,798,976

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .             1,936,056             3,980,556

   Dividends reinvested:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .            12,251,329            27,548,779

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .               256,461               136,621

   Cost of shares redeemed:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .          (29,403,186)          (88,118,244)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .              (89,301)             (821,513)

                                                                                        ______________        ______________

          Increase (Decrease) in Net Assets from Capital Stock Transactions  . .            11,394,303            33,525,175

                                                                                        ______________        ______________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . .            23,917,553            16,985,082


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           190,373,470           173,388,388

                                                                                        ______________        ______________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $214,291,023          $190,373,470

                                                                                        ______________        ______________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . .          $  1,820,284          $  5,777,243

                                                                                        ______________        ______________


CAPITAL SHARE TRANSACTIONS:

Restricted Class Shares                                                                     Shares               Shares

                                                                                        ______________        ______________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,502,305             5,567,273

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . .               728,812             1,762,559

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,674,073)           (5,379,862)

                                                                                        ______________        ______________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . .               557,044             1,949,970

                                                                                        ______________        ______________

Investor Class Shares

__________________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               106,850               236,425

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . .                14,621                 8,397

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (4,874)              (48,209)

                                                                                        ______________        ______________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . .               116,597               196,613

                                                                                        ______________        ______________



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                       Six Months Ended
                                                                                        March 31, 1999         Year Ended
                                                                                          (Unaudited)       September 30, 1998
                                                                                       _______________       _______________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . .          $    643,324          $  1,681,377

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . .             5,472,943             2,498,256

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . .             6,625,627            (2,255,918)

                                                                                         _____________         _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . .            12,741,894             1,923,715

                                                                                         _____________         _____________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .           (1,457,071)           (1,250,906)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .              (73,161)             (138,717)

   Net realized gain on investments:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .           (2,589,945)          (10,416,640)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .             (152,993)           (1,381,134)

                                                                                         _____________         _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,273,170)          (13,187,397)

                                                                                         _____________         _____________


CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .            31,430,734            31,959,042

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .             1,603,276             2,944,441

   Dividends reinvested:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .             3,995,453            11,662,994

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .               225,768             1,519,851

   Cost of shares redeemed:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . . . .          (28,669,342)          (23,893,043)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . . . .             (563,321)           (8,374,798)

                                                                                         _____________         _____________

          Increase (Decrease) in Net Assets from Capital Stock Transactions  . .             8,022,568            15,818,487

                                                                                         _____________         _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . .            16,491,292             4,554,805


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            60,176,990            55,622,185

                                                                                         _____________         _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $76,668,282           $60,176,990

                                                                                         _____________         _____________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . .           $   365,120           $ 1,252,028

                                                                                         _____________         _____________


CAPITAL SHARE TRANSACTIONS:

Restricted Class Shares                                                                     Shares                Shares

                                                                                         _____________         _____________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,768,343             1,910,064

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . .               237,966               755,375

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,609,988)           (1,403,323)

                                                                                         _____________  _____________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . .               396,321             1,262,116

                                                                                         _____________         _____________

Investor Class Shares

__________________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                90,354               183,691

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . .                13,375                98,055

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (33,144)             (469,015)

                                                                                         _____________         _____________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . .                70,585             (187,269)

                                                                                         _____________         _____________




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., INCOME PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Contained  below  is  per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.


                                                                                   Restricted Class Shares

                                                          __________________________________________________________________
                                                          Six Months Ended
                                                           March 31, 1999                 Year Ended September 30,
                                                                             _______________________________________________

PER SHARE DATA:                                            (Unaudited)         1998        1997(1)      1996(2)      1995(3)
                                                          _____________       ______       ______       ______        ______
   Net asset value, beginning of period  . . . . . .          $13.78          $14.04       $13.42       $13.52        $12.50

                                                             _______         _______      _______      _______       _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .             .35             .61          .71          .64           .40

   Net realized and unrealized gain (loss)
     on investments  . . . . . . . . . . . . . . . .             .36             .57          .99          .31           .62

                                                             _______         _______      _______      _______       _______

   Total from Investment Operations  . . . . . . . .             .71            1.18         1.70          .95          1.02

                                                             _______         _______      _______      _______       _______

   Distributions:

   Dividends from investment income--net . . . . . .            (.66)           (.73)        (.65)        (.62)          ----

   Dividends from net realized gain on investments .            (.33)           (.71)        (.43)        (.43)          ----

                                                             _______         _______      _______      _______       _______

   Total Distributions . . . . . . . . . . . . . . .            (.99)          (1.44)       (1.08)       (1.05)          ----

                                                             _______         _______      _______      _______       _______

   Net asset value, end of period  . . . . . . . . .          $13.50          $13.78       $14.04       $13.42        $13.52

                                                             _______         _______      _______      _______       _______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .            5.27%(4)        9.14%       13.50%        7.30%         8.24%(4)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .           .40%(4)         .88%         .68%         .60%          .30%(4)

   Ratio of net investment income
     to average net assets . . . . . . . . . . . . .            2.37%(4)        5.15%        5.87%        5.75%         3.08%(4)

   Decrease reflected in above expense ratios
     due to undertakings by Dreyfus  . . . . . . . .            ----            ----          .14%         .61%          .26%(4)

   Portfolio Turnover Rate . . . . . . . . . . . . . .         84.61%(4)       64.58%       72.08%       32.95%         5.66%(4)

   Net Assets, end of period (000's Omitted)   . . .         $45,524         $40,582      $22,727      $12,889        $8,141

------------

(1) Effective August 7, 1997, Retail shares were redesignated as Restricted
    Class shares.

(2) Effective July 15, 1996, Class R shares were redesignated as Retail shares.

(3) From March 31, 1995 (commencement of operations) to September 30, 1995.

(4) Not annualized.


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS LIFETIME PORTFOLIOS, INC., INCOME PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

Contained  below  is  per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                                   Investor Class Shares

                                                          __________________________________________________________________

                                                          Six Months Ended
                                                           March 31, 1999                 Year Ended September 30,

                                                                             _______________________________________________

PER SHARE DATA:                                            (Unaudited)         1998        1997(1)      1996(2)      1995(3)
                                                          _____________       ______       ______       ______        ______

   Net asset value, beginning of period  . . . . . .          $13.74          $14.01       $13.39       $13.51        $12.50

                                                             _______         _______      _______      _______       _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .             .39             .65          .72          .73           .39

   Net realized and unrealized gain (loss)
     on investments  . . . . . . . . . . . . . . . .             .30             .49          .95          .18           .62

                                                             _______         _______      _______      _______       _______

   Total from Investment Operations  . . . . . . . .             .69            1.14         1.67          .91          1.01

                                                             _______         _______      _______      _______       _______

   Distributions:

   Dividends from investment income--net . . . . . .            (.61)           (.70)        (.62)        (.60)          ----

   Dividends from net realized gain on investments .            (.33)           (.71)        (.43)        (.43)          ----

                                                             _______         _______      _______      _______       _______

   Total Distributions . . . . . . . . . . . . . . .            (.94)          (1.41)       (1.05)       (1.03)          ----

                                                             _______         _______      _______      _______       _______

   Net asset value, end of period  . . . . . . . . .          $13.49          $13.74       $14.01       $13.39        $13.51

                                                             _______         _______      _______      _______       _______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .            5.13%(4)        8.92%       13.19%        7.07%         8.08%(4)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .           .53%(4)        1.13%         .97%         .85%          .43%(4)

   Ratio of net investment income
     to average net assets . . . . . . . . . . . . .            2.25%(4)        4.92%        5.52%        5.50%         2.95%(4)

   Decrease reflected in above expense ratios
     due to undertakings by Dreyfus  . . . . . . . .            ----            ----          .15%         .61%          .26%(4)

   Portfolio Turnover Rate . . . . . . . . . . . . . .         84.61%(4)       64.58%       72.08%       32.95%         5.66%(4)

   Net Assets, end of period (000's Omitted)   . . .         $14,575         $11,862      $10,136       $8,701        $8,122

------------

(1) Effective August 7, 1997, Institutional shares were redesignated as Investor
    Class shares.

(2) Effective July 15, 1996, Investor Class shares were redesignated as
    Institutional shares.

(3) From March 31, 1995 (commencement of operations) to September 30, 1995.

(4) Not annualized.







                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

Contained  below  is  per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.


                                                                                   Restricted Class Shares

                                                          __________________________________________________________________

                                                          Six Months Ended
                                                           March 31, 1999                 Year Ended September 30,

                                                                             _______________________________________________

PER SHARE DATA:                                            (Unaudited)         1998        1997(1)      1996(2)      1995(3)
                                                          _____________       ______       ______       ______        ______

   Net asset value, beginning of period  . . . . . .          $16.46          $18.43       $15.34       $14.31        $12.50

                                                             _______         _______      _______      _______       _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .             .28             .70          .58          .33           .27

   Net realized and unrealized gain (loss)
     on investments  . . . . . . . . . . . . . . . .            1.84             .30         3.16         1.60          1.54

                                                             _______         _______      _______      _______       _______

   Total from Investment Operations  . . . . . . . .            2.12            1.00         3.74         1.93          1.81

                                                             _______         _______      _______      _______       _______

   Distributions:

   Dividends from investment income--net . . . . . .            (.63)           (.63)        (.34)        (.42)          ----

   Dividends from net realized gain on investments .            (.45)          (2.34)        (.31)        (.48)          ----

                                                             _______         _______      _______      _______       _______

   Total Distributions . . . . . . . . . . . . . . .           (1.08)          (2.97)        (.65)        (.90)          ----

                                                             _______         _______      _______      _______       _______

   Net asset value, end of period  . . . . . . . . .          $17.50          $16.46       $18.43       $15.34        $14.31

                                                             _______         _______      _______      _______       _______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .           13.16%(4)        6.28%       25.22%       14.17%        14.48%(4)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .           .43%(4)         .84%         .78%         .75%          .38%(4)

   Ratio of net investment income
     to average net assets . . . . . . . . . . . . .            1.61%(4)        4.06%        3.52%        3.60%         2.10%(4)

   Decrease reflected in above expense ratios
     due to undertakings by Dreyfus  . . . . . . . .            ----            ----          .06%         .39%          .33%(4)

   Portfolio Turnover Rate . . . . . . . . . . . . . .         86.03%(4)       76.78%      107.85%      122.52%        33.55%(4)

   Net Assets, end of period (000's Omitted)   . . .        $207,921        $186,397     $172,705     $124,677        $9,248

------------

(1) Effective August 7, 1997, Retail shares were redesignated as Restricted
    Class shares.

(2) Effective July 15, 1996, Class R shares were redesignated as Retail shares.

(3) From March 31, 1995 (commencement of operations) to September 30, 1995.

(4) Not annualized.


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

Contained  below  is  per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                                   Investor Class Shares

                                                          __________________________________________________________________

                                                          Six Months Ended
                                                           March 31, 1999                 Year Ended September 30,

                                                                             _______________________________________________

PER SHARE DATA:                                            (Unaudited)         1998        1997(1)      1996(2)      1995(3)
                                                          _____________       ______       ______       ______        ______

   Net asset value, beginning of period  . . . . . .          $17.10          $19.05       $15.43       $14.29        $12.50

                                                             _______         _______      _______      _______       _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .             .05             .72(4)       .57(4)       .90(4)        .27

   Net realized and unrealized gain (loss)
     on investments  . . . . . . . . . . . . . . . .            2.14             .28         3.36         1.12          1.52

                                                             _______         _______      _______      _______       _______

   Total from Investment Operations  . . . . . . . .            2.19            1.00         3.93         2.02          1.79

                                                             _______         _______      _______      _______       _______

   Distributions:

   Dividends from investment income--net . . . . . .            (.59)           (.61)         ----        (.40)          ----

   Dividends from net realized gain on investments .            (.45)          (2.34)        (.31)        (.48)          ----

                                                             _______         _______      _______      _______       _______

   Total Distributions . . . . . . . . . . . . . . .           (1.04)          (2.95)        (.31)        (.88)          ----

                                                             _______         _______      _______      _______       _______

   Net asset value, end of period  . . . . . . . . .          $18.25          $17.10       $19.05       $15.43        $14.29

                                                             _______         _______      _______      _______       _______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .           13.06%(5)        6.04%       25.85%       14.84%        14.32%(5)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .           .57%(5)        1.08%        1.00%        1.00%          .51%(5)

   Ratio of net investment income
     to average net assets . . . . . . . . . . . . .            1.50%(5)        3.81%        3.58%        3.35%         1.98%(5)

   Decrease reflected in above expense ratios
     due to undertakings by Dreyfus  . . . . . . . .            ----            ----          .05%         .39%          .33%(5)

   Portfolio Turnover Rate . . . . . . . . . . . . . .         86.03%(5)       76.78%      107.85%      122.52%        33.55%(5)

   Net Assets, end of period (000's Omitted)   . . .          $6,370          $3,976         $683         $160        $8,602

------------

(1) Effective August 7, 1997, Institutional shares were redesignated as Investor
    Class shares.

(2) Effective July 15, 1996, Investor Class shares were redesignated as
    Institutional shares.

(3) From March 31, 1995 (commencement of operations) to September 30, 1995.

(4) Based on average shares outstanding at each month end.

(5) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

Contained  below  is  per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.



                                                                                   Restricted Class Shares

                                                          __________________________________________________________________
                                                          Six Months Ended
                                                           March 31, 1999                 Year Ended September 30,
                                                                             _______________________________________________

PER SHARE DATA:                                            (Unaudited)         1998        1997(1)      1996(2)      1995(3)
                                                          _____________       ______       ______       ______        ______

   Net asset value, beginning of period  . . . . . .          $15.89          $20.52       $16.59       $14.84        $12.50

                                                             _______         _______      _______      _______       _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .             .16             .52          .41          .28           .21

   Net realized and unrealized gain (loss)
     on investments  . . . . . . . . . . . . . . . .            3.08            (.02)        4.94         2.48          2.13

                                                             _______         _______      _______      _______       _______

   Total from Investment Operations  . . . . . . . .            3.24             .50         5.35         2.76          2.34

                                                             _______         _______      _______      _______       _______

   Distributions:

   Dividends from investment income--net . . . . . .            (.40)           (.55)        (.30)        (.31)          ----

   Dividends from net realized gain on investments .            (.71)          (4.58)       (1.12)        (.70)          ----

                                                             _______         _______      _______      _______       _______

   Total Distributions . . . . . . . . . . . . . . .           (1.11)          (5.13)       (1.42)       (1.01)          ----

                                                             _______         _______      _______      _______       _______

   Net asset value, end of period  . . . . . . . . .          $18.02          $15.89       $20.52       $16.59        $14.84

                                                             _______         _______      _______      _______       _______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .           20.91%(4)        3.17%       34.70%       19.73%        18.72%(4)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .           .50%(4)         .94%         .83%         .75%          .38%(4)

   Ratio of net investment income
     to average net assets . . . . . . . . . . . . .             .93%(4)        2.84%        2.38%        2.38%         1.51%(4)

   Decrease reflected in above expense ratios
     due to undertakings by Dreyfus  . . . . . . . .            ----            ----          .20%         .53%          .26%(4)

   Portfolio Turnover Rate . . . . . . . . . . . . . .         63.22%(4)       89.23%      118.49%       77.83%        52.86%(4)

   Net Assets, end of period (000's Omitted)   . . .         $71,132         $56,431      $46,960      $28,143       $11,898

------------

(1) Effective August 7, 1997, Retail shares were redesignated as Restricted
    Class shares.

(2) Effective July 15, 1996, Class R shares were redesignated as Retail shares.

(3) From March 31, 1995 (commencement of operations) to September 30, 1995.

(4) Not annualized.


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

Contained  below  is  per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.



                                                                                   Investor Class Shares

                                                          __________________________________________________________________
                                                          Six Months Ended
                                                           March 31, 1999                 Year Ended September 30,
                                                                             _______________________________________________

PER SHARE DATA:                                            (Unaudited)         1998        1997(1)      1996(2)      1995(3)
                                                          _____________       ______       ______       ______        ______

   Net asset value, beginning of period  . . . . . .          $15.93          $20.50       $16.58       $14.82        $12.50

                                                             _______         _______      _______      _______       _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .             .48(4)          .44(4)       .62          .32           .19

   Net realized and unrealized gain (loss)
     on investments  . . . . . . . . . . . . . . . .            2.75             .03         4.68         2.42          2.13

                                                             _______         _______      _______      _______       _______

   Total from Investment Operations  . . . . . . . .            3.23             .47         5.30         2.74          2.32

                                                             _______         _______      _______      _______       _______

   Distributions:

   Dividends from investment income--net . . . . . .            (.34)           (.46)        (.26)        (.28)          ----

   Dividends from net realized gain on investments .            (.71)          (4.58)       (1.12)        (.70)          ----

                                                             _______         _______      _______      _______       _______

   Total Distributions . . . . . . . . . . . . . . .           (1.05)          (5.04)       (1.38)        (.98)          ----

                                                             _______         _______      _______      _______       _______

   Net asset value, end of period  . . . . . . . . .          $18.11          $15.93       $20.50       $16.58        $14.82

                                                             _______         _______      _______      _______       _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .           20.76%(5)        2.97%       34.32%       19.58%        18.56%(5)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .           .64%(5)        1.18%        1.06%        1.00%          .51%(5)

   Ratio of net investment income
     to average net assets . . . . . . . . . . . . .             .81%(5)        2.65%        2.05%        2.08%         1.39%(5)

   Decrease reflected in above expense ratios
     due to undertakings by Dreyfus  . . . . . . . .            ----            ----          .27%         .53%          .26%(5)

   Portfolio Turnover Rate . . . . . . . . . . . . . .         63.22%(5)       89.23%      118.49%       77.83%        52.86%(5)

   Net Assets, end of period (000's Omitted)   . . .          $5,536          $3,746       $8,662      $14,458       $11,939

------------

(1) Effective August 7, 1997, Institutional shares were redesignated as Investor
    Class shares.

(2) Effective July 15, 1996, Investor Class shares were redesignated as
    Institutional shares.

(3) From March 31, 1995 (commencement of operations) to September 30, 1995.

(4) Based on average shares outstanding at each month end.

(5) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--GENERAL:

  Dreyfus LifeTime Portfolios, Inc. (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified open-end management investment company and operates as a series company currently offering three Portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income and the secondary investment objective of which is capital appreciation, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The Fund accounts separately for the assets, liabilities and operations of each portfolio. The Dreyfus Corporation (" Dreyfus" ) serves as each Portfolio's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Bank Corporation. Mellon Equity Associates ("Mellon Equity"), an
indirect  wholly-owned  subsidiary  of  Mellon  Bank Corporation, serves as each
Portfolio'   s    sub-investment    adviser.

  As of March 31, 1999, APT Holdings Corporation, an indirect subsidiary of Mellon Bank Corporation, held the following shares:

        Income Portfolio

        ___________

      Investor Class . . . . . 451,249        Restricted Class  . .. . .458,774

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund' s shares. The Fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

  Most debt securities (excluding short-term investments) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (B) FOREIGN CURRENCY TRANSACTIONS: Each Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. During the period ended March 31, 1999, the Income Portfolio and the Growth and Income Portfolio received net earnings credits of $2,215 and $9,261, respectively. Income earned under this arrangement is included in interest income.

  (D) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio' s operations; expenses which are applicable to all Portfolio's are allocated among them on a pro rata basis.

  (E) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by each Portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, with respect to each Portfolio, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain of a Portfolio can be offset by a capital loss carryover, if any, of that Portfolio, such gain will not be distributed.

  (F) FEDERAL INCOME TAXES: It is the policy of each Portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. For Federal income tax purposes, each Portfolio is treated as a single entity for the purpose of determining such qualification.

NOTE 3--BANK LINE OF CREDIT:

Each Portfolio participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each Portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a Portfolio at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 1999, no Portfolios borrowed under the Facility.

NOTE 4--INVESTMENT ADVISORY FEE, SUB-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed on the value of each Portfolio's average daily net assets and is payable monthly at the following annual rates: .60 of 1% of the Income Portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each Portfolio, computed at the following annual rates:

                                        Annual Fee as a Percentage of

                Total Portfolio Net AssetsAverage Daily Net Assets of each Portfolio

                ________________________   ____________________________________

                0 to $600 million                .35 of 1%

                $600 up to $1.2 billion          .25 of 1%

                $1.2 up to $1.8 billion          .20 of 1%

                In excess of $1.8 billion        .15 of 1%

  (B) Under the Shareholder Services Plan, the Fund pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each Portfolio' s Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to
Service    Agents.

  During the period ended March 31, 1999, each Portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:

     Income Portfolio  . . . . .. . . $12,897     Growth Portfolio   . . .$5,327

     Growth and Income Portfolio. . . . 6,052

  Each Portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. During the period ended March 31, 1999, each Portfolio was charged the following pursuant to the transfer agency agreement:

     Income Portfolio  .. . . . . . . .$1,389      Growth Portfolio  . . .$2,775

     Growth and Income Portfolio . . . 2,038

  Each Portfolio compensates Mellon under a custody agreement to provide custodial services for each Portfolio. During the period ended March 31, 1999, each Portfolio was charged the following pursuant to the custody agreement:

     Income Portfolio   . . . . . . . .$  4,143    Growth Portfolio  . . $19,718

     Growth and Income Portfolio .  . . .21,770

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 5--SECURITIES TRANSACTIONS:

  (A) The following summarizes the aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts during the period ended March 31, 1999:

                                             Purchases             Sales

                                            _______________     _______________

Income Portfolio . . . . . . . . . .      $  37,099,795          $  30,087,748

Growth and Income Portfolio. . . . .        159,129,601            149,855,825

Growth Portfolio . . . . . . . . . .         38,543,280             32,359,073

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  Each Portfolio enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. When executing forward currency exchange contracts, a Portfolio is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, a Portfolio would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. A Portfolio realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, a Portfolio would incur a loss if the value of the contract decreases between the date the forward contract is opened and date the forward contract is closed. A Portfolio realizes a gain if the value of the contract increases between those dates. Each Portfolio is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At March 31, 1999, there were no open forward currency exchange contracts.

  Each Portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a Portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day' s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, a Portfolio recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 1999 are set forth in the Statements of Financial Futures.

  (B)   The   following   summarizes  accumulated  net  unrealized  appreciation
(depreciation) on investments and financial futures for each Portfolio at March 31, 1999:

                                                          Gross                 Gross

                                                       Appreciation         (Depreciation)             Net

                                                        ___________           __________            __________
          Income Portfolio . . . . . . . . . . .     $       78,856         $   (376,960)         $   (298,104)

          Growth and Income Portfolio  . . . . .         17,458,556           (2,040,143)           15,418,413

          Growth Portfolio . . . . . . . . . . .         11,417,815             (966,228)           10,451,587

  At March 31, 1999, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The cost of investments for each Portfolio for financial reporting purposes as of March 31, 1999 was as follows:

   Income Portfolio  . . .      $59,827,671    Growth Portfolio . .  $65,734,166

   Growth and Income Portfolio .197,297,265




